Advances from Federal Home Loan Bank of New York (''FHLB'') (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of maturities and weighted average fixed interest rates of FHLB advances
2013		$ 21,471
2014		7,308
2015		2,400
2016	10,000	5,000
2017
2018	32,500	32,500
Thereafter	10,000	10,000
Total	$ 52,500	$ 78,679
2013, Weighted Average Interest Rate		3.92%
2014, Weighted Average Interest Rate		3.36%
2015, Weighted Average Interest Rate		3.88%
2016, Weighted Average Interest Rate	2.24%	3.74%
2017, Weighted Average Interest Rate
2018, Weighted Average Interest Rate	3.82%	3.82%
Thereafter, Weighted Average Interest Rate	4.04%	4.04%
Total, Weighted Average Interest Rate	3.56%	3.83%